Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Original Cost:
Original Cost	$ 20,892	$ 20,892
Accumulated amortization:
Accumulated amortization	20,739	20,587
Amortized cost	153	305
Technology [Member]
Original Cost:
Original Cost	10,113	10,113
Accumulated amortization:
Accumulated amortization	10,113	10,113
Backlog [Member]
Original Cost:
Original Cost	1,877	1,877
Accumulated amortization:
Accumulated amortization	1,877	1,877
Customer Relationships [Member]
Original Cost:
Original Cost	3,592	3,592
Accumulated amortization:
Accumulated amortization	3,592	3,592
Software License [Member]
Original Cost:
Original Cost	1,651	1,651
Accumulated amortization:
Accumulated amortization	1,651	1,651
IP R&D [Member]
Original Cost:
Original Cost	3,659	3,659
Accumulated amortization:
Accumulated amortization	$ 3,506	$ 3,354